FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Credit risk (Details) - Accounts receivables - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Gross trade receivable	€ 20,700	€ 18,666
Expected loss rate	9.95%	13.05%
Expected loss provision	€ 2,059	€ 2,435
Less than 1 month
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Gross trade receivable	€ 17,711	€ 15,759
Expected loss rate	2.36%	3.46%
Expected loss provision	€ 417	€ 545
Greater than 1 month and Less than 3 months
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Gross trade receivable	€ 1,275	€ 1,313
Expected loss rate	4.82%	40.21%
Expected loss provision	€ 61	€ 528
Greater than 3 months
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Gross trade receivable	€ 1,714	€ 1,594
Expected loss rate	92.23%	85.45%
Expected loss provision	€ 1,581	€ 1,362